Shareholders' Equity (Details) - Schedule of common stock issuable - Shares issuable to consultants, employees and directors [Member] - USD ($)	Mar. 31, 2022	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of common stock issuable [Line Items]
Common stock issuable, amount	$ 318,040	$ 282,347
Common stock issuable, shares	938,191	719,366